TAXATION	12 Months Ended
Dec. 31, 2021
TAXATION
TAXATION

25.  TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC and Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.

British Virgin Islands

Subsidiaries in British Virgin Islands are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. Additionally, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2019, 2020 and 2021. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

Taiwan

DYX Taiwan branch is incorporated in Taiwan and is subject to Taiwan profits tax rate of 20% for the years ended December 31, 2019, 2020 and 2021.

The PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to the statutory rate of 25% on the taxable income in accordance with the Enterprise Income Tax Law (The “EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor ‘s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

VNET Beijing was qualified for a High and New Technology Enterprise (“HNTE”) since 2008 and is eligible for a 15% preferential tax rate. In October 2014, VNET Beijing obtained a new certificate and reapplied the certificate in October 2017 and 2020, with a validity term of three years. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE certificate may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2019, 2020 and 2021, the tax rate for VNET Beijing was 15%, 15% and 15%, respectively.

In April 2011, Xi’an Sub, a subsidiary located in Shaanxi Province, was qualified for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies that are located in West Regions of China which operate in certain encouraged industries. For the years ended December 31, 2019, 2020 and 2021, the tax rate assessed for Xi’an Sub was 15%, 15% and 15%, respectively.

In October 2015, SH Blue Cloud, a subsidiary located in Shanghai, was qualified for a HNTE and became eligible for 15% preferential tax rate. The certificate was reapplied in November 2018 and October 2021 with a validity term of three years. Accordingly, for the years ended December 31, 2019, 2020 and 2021, SH Blue Cloud enjoyed a preferential tax rate of 15%.

25.  TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

The PRC (continued)

In November 2016, SZ DYX, a subsidiary located in Guangdong Province, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years and the certificate was reapplied in November 2019 with a validity term of three years. Accordingly, for the years ended December 31, 2019, 2020 and 2021, SZ DYX enjoyed a preferential tax rate of 15%.

In December 2016, BJ TenxCloud, a subsidiary located in Beijing and the Company acquired in July 2021 (Note 4), was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years and the certificate was reapplied in December 2019 with a validity term of three years. Accordingly, for the years ended December 31, 2019, 2020 and 2021, BJ TenxCloud enjoyed a preferential tax rate of 15%.

In December 2019, SH Hesheng, a subsidiary located in Shanghai, in which the Company acquired 100% of the equity in November 2021 (Note 4), was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years. Accordingly, for the years ended December 31, 2019, 2020 and 2021, SH Hesheng enjoyed a preferential tax rate of 15%.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise.

As of December 31, 2021, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it will be subject to 25% PRC EIT under the New EIT Law on its worldwide income, meanwhile the dividend it receives from another PRC tax resident company will be exempted from 25% PRC income tax. The Company will continue to monitor changes in the interpretation or guidance of this law.

25.  TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

The PRC (continued)

(Loss) income before income taxes consisted of:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Non-PRC	(178,762)	(2,708,101)	675,369	105,980
PRC	2,953	137,178	(48,861)	(7,667)
	(175,809)	(2,570,923)	626,508	98,313

Income tax expenses comprised of:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current	(70,324)	(131,844)	(111,082)	(17,431)
Deferred	64,887	22,508	(325)	(51)
	(5,437)	(109,336)	(111,407)	(17,482)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2019, 2020 and 2021 applicable to the PRC operations to income tax expenses were as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
(Loss) income before income taxes	(175,809)	(2,570,923)	626,508	98,313
Income tax benefits (loss) computed at applicable tax rates (25%)	43,952	642,731	(156,627)	(24,578)
Non-deductible expenses	(23,082)	(4,117)	(13,116)	(2,058)
Research and development expenses	19,688	32,777	45,122	7,081
Preferential rate	20,213	26,554	14,232	2,233
Current and deferred tax rate differences	(8,699)	(36,391)	26,115	4,098
International rate differences	(77,066)	(711,962)	120,678	18,937
Tax exempted income	754	1,087	14,536	2,281
Foreign Investment	—	(10,263)	(49,815)	(7,817)
Unrecognized tax benefits (expenses)	1,728	(58,449)	(12,338)	(1,936)
Change in valuation allowance	25,423	6,465	(79,733)	(12,512)
Prior year provision to return true up	(8,348)	2,232	(22,898)	(3,593)
Others	—	—	2,437	382
Income tax expenses	(5,437)	(109,336)	(111,407)	(17,482)

25.  TAXATION (CONTINUED)

Deferred Tax

The significant components of deferred taxes were as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets
Non-current
Allowance for doubtful debt	39,886	46,360	7,275
Impairment of long-lived assets	13,467	40,289	6,322
Impairment of long-term investment	2,150	3,024	475
Accrued expense	24,986	16,836	2,641
Tax losses	171,211	262,209	41,146
Property and equipment	22,631	28,569	4,483
Intangible assets	5,765	5,773	906
Finance lease	390,925	386,849	60,705
Deferred government grant	1,357	1,046	164
Operating lease	292,210	623,074	97,774
Loss picked up on equity method investments	57,201	66,121	10,376
Valuation allowance	(170,104)	(261,960)	(41,107)

Total deferred tax assets, net of valuation allowance	851,685	1,218,190	191,160

Deferred tax liabilities
Non-current
Intangible assets	186,258	241,090	37,831
Property and equipment	143,873	139,566	21,901
Capitalized interest expense	19,339	28,604	4,489
Finance lease	313,102	306,598	48,112
Operating lease	292,210	623,074	97,774
Investment in subsidiaries	10,263	59,660	9,362
Gain picked up from equity method investments	252	—	—

Total non-current deferred tax liabilities	965,297	1,398,592	219,469

Net deferred tax assets (liabilities)	(113,612)	(180,402)	(28,309)
Analysis as:
Deferred tax assets	185,481	168,002	26,363
Deferred tax liabilities	299,093	348,404	54,672

Net deferred tax liabilities	(113,612)	(180,402)	(28,309)

As of December 31, 2021, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIEs, as per filed tax returns, of RMB1,096,951 (US$172,136), which will expire at various times between 2022 and 2031 and the majority expiring by 2026, if not utilized.

As of December 31, 2021, the undistributed earnings of the Company’s PRC subsidiaries the Company intends to permanently reinvested were RMB1,428,251 (US$224,124). In 2021, other than these indefinitely reinvested amount, the Company has other operation or distribution plan for the new VIE, SH Zhiyan. As of December 31, 2021, the related deferred tax liability accrued was RMB59,660 (US$9,362).

25.  TAXATION (CONTINUED)

Unrecognized Tax Benefits

As of December 31, 2020 and 2021, the Company recorded unrecognized tax benefits of RMB68,696 and RMB77,573 (US$12,173), respectively.

The unrecognized tax benefits and its related interest are primarily related to non-deductible expenses and accrued expenses. RMB61,711 of the total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits principle was as follows:

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of year	1,722	62,584	9,821
Reversal based on tax positions related to prior years	(629)	(170)	(27)
Additions based on tax positions related to the current year	61,491	2,440	382
Balance at end of year	62,584	64,854	10,176

For the years ended December 31, 2019, 2020 and 2021, the Company (reversed) recorded interest expense of RMB(1,447), RMB5,391 and RMB6,606 (US$1,037), respectively. Accumulated interest expense recorded by the Company was RMB6,112 and RMB12,718 (US$1,996) as of December 31, 2020 and 2021, respectively. As of December 31, 2021, the tax years ended December 31, 2016 through 2021 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.